GOLDMAN SACHS TRUST

Goldman Sachs Financial Square FundsSM

Goldman Sachs Financial Square Prime Obligations Fund

Goldman Sachs Financial Square Money Market Fund

Goldman Sachs Financial Square Treasury Obligations Fund

Goldman Sachs Financial Square Treasury Instruments Fund

Goldman Sachs Financial Square Treasury Solutions Fund

Goldman Sachs Financial Square Government Fund

Goldman Sachs Financial Square Federal Instruments Fund

Goldman Sachs Investor FundsSM

Goldman Sachs Investor Money Market Fund

Goldman Sachs Investor Tax-Exempt Money Market Fund

(each, a “Fund and, collectively, the “Funds”)

Supplement dated February 21, 2018 to the

Statement of Additional Information (“SAI”) dated December 29, 2017, as supplemented to date

At its meeting held on February 15, 2018, the Board of Trustees of Goldman Sachs Trust approved reductions to each Fund’s contractual management fee rate, as outlined below.

Reductions in Fund Contractual Management Fee Rates

Financial Square Funds	Current Fee	Reduced Fee
Prime Obligations Fund Money Market Fund Government Fund	0.205%	0.16%
Treasury Obligations Fund Treasury Instruments Fund Treasury Solutions Fund Federal Instruments Fund	0.205%	0.18%

Investor Funds	Current Fee	Reduced Fee
Money Market Fund Tax-Exempt Money Market Fund	0.205%	0.16%

Effective immediately, the Funds’ SAI is revised as follows:

The following replaces the contractual rate table in the “Management Services” section of the SAI:

Fund	Contractual Rate	Actual Rate for the Fiscal Year Ended August 31, 2017*
Financial Square Prime Obligations Fund	0.16%	0.16%
Financial Square Money Market Fund	0.16%	0.16%
Financial Square Treasury Obligations Fund	0.18%	0.18%
Financial Square Treasury Instruments Fund	0.18%	0.18%
Financial Square Treasury Solutions Fund	0.18%	0.18%
Financial Square Government Fund	0.16%	0.16%
Financial Square Federal Instruments Fund	0.18%	0.18%
Investor Money Market Fund	0,16%	0,16%
Investor Tax-Exempt Money Market Fund	0.16%	0.16%

*	Prior to February 16, 2018, the contractual management fee rate for each of the Funds was 0.205% of the Fund’s average daily net assets.

This Supplement should be retained with your SAI for future reference.

MMFSAIFEECHG 02-18